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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Senior Income Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-CE-SINC-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–133.05%(a)(b)

Aerospace & Defense–4.68%

BE Aerospace Inc., Term Loan	4.00%	12/16/21	$2,474	$2,502,398
Camp International Holding Co., First Lien Term Loan	4.75%	05/31/19	1,269	1,275,103
Second Lien Term Loan	8.25%	11/30/19	155	155,801
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	621	624,990
Term Loan	5.00%	03/27/20	154	154,992
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	2,203	2,213,762
Term Loan B-2	5.00%	11/02/18	845	848,920
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/21	498	500,206
IAP Worldwide Services, Revolver Loan(c)	0.00%	07/18/18	1,255	1,201,476
Second Lien Term Loan	8.00%	07/18/19	1,472	1,368,924
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	250	251,882
First Lien Term Loan	4.75%	10/25/19	6,301	6,346,372
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,778	2,748,579
Science Applications International Corp., Incremental Term Loan B	3.75%	05/04/22	1,496	1,505,282
Sequa Corp., Term Loan	5.25%	06/19/17	5,415	4,803,262
Transdigm Inc., Term Loan C	3.75%	02/28/20	7,710	7,706,489
Term Loan D	3.75%	06/04/21	2,482	2,483,619
Term Loan E(d)	—	05/14/22	5,928	5,896,361
				42,588,418

Air Transport–1.13%

American Airlines, Inc., Term Loan	3.50%	06/27/20	323	322,955
Delta Air Lines, Inc., Revolver Loan(c)	0.00%	04/20/16	7,316	7,218,012
Revolver Loan(c)	0.00%	10/18/17	1,076	1,047,132
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	1,692	1,701,092
				10,289,191

Automotive–6.24%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	2,481	2,486,859
Allison Transmission, Inc., Term Loan B-3	3.50%	08/23/19	1,213	1,220,278
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21	2,772	2,803,572
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17	2,573	2,484,678
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	1,252	1,264,989
Second Lien Term Loan	9.75%	11/03/22	548	532,062
Dealer Tire, LLC, Term Loan	5.50%	12/22/21	1,456	1,476,014
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,807	1,808,321
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	16,590	16,579,274
Gates Global, LLC, Term Loan	4.25%	07/05/21	2,387	2,380,441
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,633	2,657,288
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	1,134	1,140,042
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	856	863,157
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.50%	08/18/21	123	124,449
Term Loan	4.50%	08/18/21	1,093	1,104,482
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/21	2,003	2,010,102

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

TI Group Automotive Systems, LLC, Term Loan	4.25%	07/02/21	$6,105	$6,123,765
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	3,214	3,217,751
Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	3,701	3,691,656
Second Lien Term Loan	10.00%	10/09/19	1,117	1,092,301
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	1,025	1,032,581
Second Lien Term Loan	8.25%	09/17/22	732	739,625
				56,833,687

Beverage & Tobacco–0.18%

Winebow Holdings, Inc., First Lien Term Loan	4.75%	07/01/21	901	896,091
Second Lien Term Loan	8.50%	12/31/21	728	705,678
				1,601,769

Building & Development–3.06%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	2,481	2,482,920
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	2,862	2,920,577
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/21	1,194	1,202,794
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan(c)	0.00%	02/28/17	16	10,557
PIK Exit Revolver Loan(e)	5.00%	02/28/17	227	147,726
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	608	613,076
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	58	58,405
Nortek, Inc., Term Loan	3.50%	10/30/20	906	904,865
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/20	5,115	5,125,620
Re/Max International, Inc., Term Loan	4.25%	07/31/20	1,910	1,913,589
Realogy Corp., Revolver Loan(c)	0.00%	03/05/18	2,886	2,785,315
Synthetic LOC	4.43%	10/10/16	14	13,456
Term Loan B	3.75%	03/05/20	7,921	7,942,112
Tamarack Resort LLC, PIK Term Loan A(e)	8.00%	03/07/16	152	148,091
PIK Term Loan B(e)	6.50%	02/28/19	643	0
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,611	1,617,230
				27,886,333

Business Equipment & Services–13.37%

Accelya International S.A. (Luxembourg), Term Loan A-1	5.01%	03/06/20	1,270	1,277,513
Term Loan A-2	5.01%	03/06/20	439	441,959
Acosta, Inc., Term Loan B-1	4.25%	09/26/21	2,978	2,991,234
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	6,132	6,165,439
Incremental Term Loan B-2	4.25%	07/08/20	12,642	12,683,469
Second Lien Term Loan	8.50%	03/03/21	10,678	10,961,532
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	1,126	1,130,385
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/20	3,839	3,841,535
Second Lien Term Loan	7.50%	12/17/21	665	672,818
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	276	274,784
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/19	1,000	1,010,225
Term Loan	8.00%	05/01/19	2,469	2,483,280

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	$2,284	$1,792,882
Term Loan B	4.50%	04/09/21	3,758	3,412,620
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22	2,051	2,066,821
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	1,985	1,878,148
Second Lien Term Loan	8.75%	12/21/20	731	643,429
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	2,096	2,101,393
First Data Corp., Term Loan	3.68%	03/23/18	19,447	19,459,652
Term Loan B	3.68%	09/24/18	4,015	4,018,732
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/20	2,192	2,202,448
Hillman Group, Inc., Term Loan	4.50%	06/30/21	1,097	1,101,253
Information Resources, Inc., Term Loan	4.75%	09/30/20	36	36,134
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	173	169,715
Term Loan	4.25%	01/27/21	969	961,316
Intertrust Group B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	1,655	1,666,313
Term Loan B-5	4.53%	04/16/21	1,267	1,273,988
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/22	1,305	1,321,069
Term Loan	4.25%	07/25/21	4,680	4,685,989
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	2,167	2,178,274
Second Lien Term Loan	9.75%	04/30/20	1,273	1,319,327
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21	2,714	2,731,263
LS Deco LLC, Term Loan B (d)	—	05/21/22	1,421	1,432,223
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	751	749,586
Servicemaster Co. (The), Term Loan	4.25%	07/01/21	2,088	2,097,653
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	8,804	8,809,786
SunGard Data Systems Inc., Term Loan C	3.93%	02/28/17	200	200,551
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,011	2,018,393
Second Lien Term Loan	9.00%	08/14/20	192	191,151
Trans Union LLC, Revolver Loan(c)	0.00%	04/09/19	529	524,423
Revolver Loan	3.75%	04/09/19	429	424,533
Term Loan B-2(d)	—	04/09/21	5,262	5,252,844
Wash MultiFamily Laundry Systems, LLC, Canadian First Lien Term Loan(d)	—	05/13/22	131	131,674
Canadian Second Lien Term Loan(d)	—	05/14/23	21	21,027
First Lien Term Loan(d)	—	05/13/22	748	751,865
Second Lien Term Loan(d)	—	05/12/23	119	120,054
				121,680,702

Cable & Satellite Television–3.24%

Altice Financing S.A. (Luxembourg), Term Loan	5.25%	02/04/22	1,485	1,504,581
Ion Media Networks, Inc., Term Loan B-1	4.75%	12/18/20	4,858	4,887,901
MCC Iowa, Term Loan J	3.75%	06/30/21	446	446,999
Mediacom Illinois LLC, Term Loan E	3.15%	10/23/17	1,508	1,508,409
Term Loan G	3.75%	06/30/21	1,171	1,174,018
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	2,867	2,863,619
Term Loan F(d)	—	06/30/23	4,427	4,418,470

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cable & Satellite Television–(continued)

WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/19	$4,291	$4,295,938
Ziggo B.V. (Netherlands), Term Loan B-1	3.50%	01/15/22	3,110	3,102,485
Term Loan B-2	3.50%	01/15/22	2,004	1,999,300
Term Loan B-3	3.50%	01/15/22	3,297	3,288,134
				29,489,854

Chemicals & Plastics–6.66%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	113	113,080
Term Loan B-2	4.50%	10/03/19	58	58,674
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	2,304	2,050,914
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/22	684	689,784
Chemours Co. (The), Term Loan B	3.75%	05/12/22	2,181	2,187,630
Chemstralia Finco LLC, Term Loan (Acquired 02/09/15; Cost $2,628,217)	7.25%	02/28/22	2,761	2,774,909
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	872	871,695
Second Lien Term Loan	8.25%	06/02/20	489	477,869
Citadel Plastics Holdings, Inc., First Lien Term Loan	5.25%	11/05/20	658	657,905
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/21	3,275	3,288,463
Second Lien Term Loan B-2	8.25%	09/05/22	1,800	1,779,715
Term Loan C	4.50%	09/07/21	541	543,621
Constantinople Acquisition GmbH (Austria), Term Loan B-1	4.75%	04/30/22	156	157,844
Term Loan B-2	4.75%	04/30/22	804	810,550
Eco Services Operations LLC, Term Loan	4.75%	12/01/21	1,163	1,162,606
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $682,597)	4.00%	07/30/21	686	685,646
Gemini HDPE LLC, Term Loan	4.75%	08/06/21	986	993,172
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,648	1,650,917
Huntsman International LLC, Incremental Term Loan	3.75%	08/12/21	7,896	7,932,080
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	1,752	1,754,749
Term Loan	4.25%	03/31/22	1,216	1,219,147
MacDermid, Inc., First Lien Term Loan	4.50%	06/07/20	3,406	3,427,870
Term Loan B-2	4.75%	06/07/20	1,164	1,172,766
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,397	1,398,729
Otter Products, LLC, Term Loan B	5.75%	06/03/20	3,630	3,641,856
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	3,556	3,441,578
Second Lien Term Loan	8.25%	07/15/20	1,440	1,333,500
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	369	369,150
Term Loan	4.75%	06/16/21	758	760,268
PQ Corp., Term Loan	4.00%	08/07/17	385	385,344
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19	3,868	3,925,877
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,082	1,082,499
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21	749	752,027
Univar Inc., Term Loan B	5.00%	06/30/17	4,294	4,294,194
WNA Holdings, Inc., Canadian Term Loan	4.50%	06/07/20	1,304	1,303,507
Second Lien Term Loan	8.50%	12/07/20	594	591,720
Term Loan	4.50%	06/07/20	890	890,091
				60,631,946

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Clothing & Textiles–0.55%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/21	$1,746	$1,757,149
Second Lien Term Loan	9.00%	05/27/22	838	848,221
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/11/21	2,392	2,405,420
				5,010,790

Conglomerates–0.55%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	1,211	1,218,966
Term Loan B-2	4.25%	08/30/20	123	123,676
Term Loan B-3	4.25%	08/30/20	365	366,989
Epiq Systems, Inc., Term Loan (Acquired 08/29/13-04/24/15; Cost $3,143,959)	4.50%	08/27/20	3,166	3,166,459
Penn Engineering & Manufacturing Corp., Term Loan B	4.50%	08/30/21	98	98,323
				4,974,413

Containers & Glass Products–1.82%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/22	397	402,626
Term Loan	4.50%	10/01/21	1,476	1,478,201
Berry Plastics Group, Inc., Term Loan D(d)	—	02/08/20	1,596	1,595,617
Term Loan E	3.75%	01/06/21	92	92,083
BWAY Holding Co., Term Loan	5.50%	08/14/20	3,711	3,733,996
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,192	1,188,328
Devix US, Inc., First Lien Term Loan B	4.25%	04/30/21	969	973,493
Exopack Holdings S.A., Term Loan B-1	4.50%	05/08/19	1,264	1,270,077
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	2,015	2,030,709
Second Lien Term Loan	10.00%	05/09/21	410	407,723
Klockner Pentaplast of America, Inc., German Term Loan	5.00%	04/28/20	288	289,615
Term Loan	5.00%	04/28/20	673	677,698
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/22	217	217,219
Term Loan B-1	4.25%	10/01/21	319	320,354
Tekni-Plex, Inc., Second Lien Term Loan(d)	—	06/01/23	670	674,679
Term Loan B-1(d)	—	06/01/22	1,170	1,173,905
				16,526,323

Cosmetics & Toiletries–0.53%

Prestige Brands, Inc., Term Loan B-3	3.50%	09/03/21	1,915	1,921,132
Vogue International LLC, Term Loan B	5.75%	02/14/20	2,847	2,878,697
				4,799,829

Drugs–3.94%

BPA Laboratories, First Lien Term Loan	2.78%	07/03/17	1,916	1,585,567
Second Lien Term Loan	2.78%	07/03/17	1,666	1,424,466
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22	1,201	1,212,837
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22	1,546	1,549,548
Grifols Worldwide Operations USA, Inc., Term Loan B	3.19%	02/27/21	6,814	6,840,303
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	13,260	9,315,398
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1, Term Loan B	3.50%	08/05/20	1,591	1,593,664
Series F-1, Term Loan B	4.00%	04/01/22	12,280	12,329,188
				35,850,971

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ecological Services & Equipment–0.20%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	$377	$375,416
PSSI Holdings LLC, Term Loan	5.00%	12/02/21	750	756,043
Waste Industries USA, Inc., Term Loan	4.25%	02/27/20	656	661,170
				1,792,629

Electronics & Electrical–10.05%

4L Technologies Inc., Term Loan	5.50%	05/08/20	5,770	5,716,033
AF Borrower LLC, Term Loan	6.25%	01/28/22	2,001	2,011,456
Applied Systems, Inc., Term Loan	4.29%	01/23/21	578	580,124
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,328	1,336,992
Black Knight InfoServ, LLC, Term Loan B (d)	—	05/27/22	509	512,286
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	6,542	6,547,418
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/22	1,237	1,240,574
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,710	1,682,880
Carros US LLC, Term Loan	4.50%	09/30/21	928	931,429
Compuware Corp., Term Loan B-1	6.25%	12/15/19	680	671,933
Term Loan B-2	6.25%	12/15/21	1,930	1,895,262
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,438	2,163,958
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	3,032	3,051,627
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	1,511	1,520,427
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	1,968	1,972,055
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	7,436	7,468,181
Term Loan B-5	5.00%	01/15/21	766	772,458
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	1,056	1,052,683
Term Loan B-5	3.75%	06/03/20	135	134,445
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21	1,579	1,591,169
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	4,837	4,845,801
Mirion Technologies, Inc., Term Loan	5.75%	03/31/22	1,973	1,984,826
MSC Software Corp., First Lien Term Loan	5.00%	05/29/20	840	838,209
Second Lien Term Loan	8.50%	06/01/21	419	410,497
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20	1,362	1,373,795
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,108	1,114,535
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,460	1,469,574
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	1,361	1,369,540
Second Lien Term Loan	8.25%	06/17/22	369	359,697
Riverbed Technology, Inc., Term Loan	6.00%	04/24/22	2,288	2,314,214
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	9,821	9,582,587
Second Lien Term Loan	11.25%	12/21/19	763	719,671
Ship Luxco 3 S.a.r.l. (Luxembourg), Term Loan	4.50%	11/29/19	2,836	2,853,466
Term Loan C-2	4.75%	11/30/19	963	971,383
Skillsoft Corp., Term Loan	5.75%	04/28/21	6,862	6,776,653
Sybil Software LLC, Term Loan	4.75%	03/20/20	925	932,881
TTM Technologies, Inc., Term Loan B (d)	—	05/31/21	3,714	3,697,232
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	6,868	6,958,916
				91,426,867

Equipment Leasing–0.39%

Flying Fortress Inc., Term Loan	3.50%	04/30/20	917	920,714
IBC Capital US LLC, Second Lien Term Loan	8.00%	09/09/22	716	717,509
Term Loan	4.75%	09/09/21	1,931	1,939,096
				3,577,319

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Financial Intermediaries–2.10%

iPayment Inc., Term Loan	6.75%	05/08/17	$3,805	$3,797,567
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	6,923	6,665,188
RJO Holdings Corp., Term Loan	6.94%	12/10/15	3,354	3,150,378
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20	3,588	3,598,657
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	1,933	1,944,754
				19,156,544

Food & Drug Retailers–1.61%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/21	8,247	8,311,527
Demoulas Super Markets, Inc., Term Loan A (Acquired 11/25/14-05/15/15; Cost $2,210,599)	3.94%	12/12/19	2,227	2,221,216
Supervalu Inc., Term Loan	4.50%	03/21/19	4,094	4,111,758
				14,644,501

Food Products–5.93%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	6,739	6,792,634
Second Lien Term Loan	9.50%	10/10/17	728	737,688
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,055	3,063,132
Charger OpCo B.V., Term Loan B-1	3.50%	07/23/21	4,302	4,319,537
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/20	5,369	5,384,241
Second Lien Term Loan	8.75%	07/03/21	1,266	1,206,027
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	154	147,607
Second Lien Term Loan	8.25%	08/18/21	1,743	1,593,855
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	711	713,148
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,367	5,404,026
H.J. Heinz Co., Revolver Loan (c)	0.00%	06/07/18	7,110	7,063,880
Hearthside Group Holdings, LLC, Revolver Loan(c)	0.00%	06/02/19	1,374	1,369,724
Term Loan	4.50%	06/02/21	2,255	2,265,852
JBS USA, LLC, Incremental Term Loan	3.75%	09/18/20	547	548,116
Term Loan	3.75%	05/25/18	2,906	2,909,179
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,822	1,851,581
Onex Wizard US Acquisition Inc., Term Loan	4.25%	03/13/22	3,525	3,547,526
Post Holdings Inc., Incremental Term Loan A	3.75%	06/02/21	1,262	1,261,225
Revolver Loan(c)	0.00%	01/29/19	2,057	2,048,612
Shearer’s Foods, LLC, First Lien Term Loan	4.50%	06/30/21	1,537	1,542,947
Second Lien Term Loan	7.75%	06/30/22	214	213,392
				53,983,929

Food Service–2.49%

Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	1,088	1,092,555
Second Lien Term Loan	8.00%	08/01/22	423	425,329
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	1,713	1,731,633
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,730,991)	8.75%	02/28/19	1,785	1,570,428
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,289	1,287,826
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/21	1,250	1,258,255
Second Lien Term Loan	8.50%	10/01/22	576	581,725
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	11,110	11,157,313
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	7,198	3,590,046
				22,695,110

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Forest Products–0.37%

NewPage Corp., Term Loan B	9.50%	02/11/21	$2,373	$2,044,516
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,358	1,371,066
				3,415,582

Health Care–9.49%

Acadia Healthcare Co., Inc., Incremental Term Loan B	4.25%	02/11/22	636	642,695
Accellent Inc., Second Lien Term Loan	7.50%	03/12/22	1,107	1,066,925
Term Loan	4.50%	03/12/21	5,995	5,972,096
Alere Inc., Term Loan B	4.25%	06/30/17	3,333	3,346,633
ATI Holdings, Inc., Term Loan	5.25%	12/20/19	1,659	1,669,467
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-2	5.50%	01/17/22	1,251	1,254,457
Biomet, Inc., Term Loan B-2	3.68%	07/25/17	11,232	11,234,825
CareCore National, LLC, Term Loan	5.50%	03/05/21	1,340	1,350,084
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	3,117	3,126,532
Community Health Systems, Inc., Incremental Term Loan F	3.53%	12/31/18	2,473	2,483,437
Creganna Finance (US) LLC, First Lien Term Loan	5.25%	12/01/21	638	641,297
Second Lien Term Loan	9.00%	06/01/22	634	642,829
DJO Finance LLC, Term Loan	4.25%	06/07/20	6,237	6,262,175
Drumm Investors LLC, Term Loan	6.75%	05/04/18	1,003	1,015,974
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22	1,569	1,586,029
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	7,371	7,417,307
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/18	16,029	16,168,851
Knowledge Universe Education LLC, Term Loan	5.25%	04/16/21	1,183	1,192,158
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	6,048	6,045,222
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/22	950	951,513
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	4,682	4,631,827
Sage Products Holdings III, LLC, First Lien Term Loan	5.00%	12/13/19	400	401,584
Surgery Center Holdings, Inc., First Lien Term Loan	5.25%	11/03/20	1,557	1,566,502
Second Lien Term Loan	8.50%	11/03/21	2,151	2,153,486
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22	1,221	1,226,860
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	2,603	2,339,333
				86,390,098

Home Furnishings–0.53%

Britax Group Ltd., Term Loan	4.50%	10/15/20	468	376,703
Mattress Holding Corp., Term Loan	5.00%	10/20/21	2,459	2,491,863
PGT, Inc., Term Loan	5.25%	09/22/21	691	698,349
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	1,265	1,271,852
				4,838,767

Industrial Equipment–2.52%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	1,455	1,415,529
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	679	685,024
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,418	2,396,502
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	1,968	1,872,156
Second Lien Term Loan	7.00%	11/22/21	960	892,364
Delachaux S.A. (France), Term Loan B-2	5.25%	10/28/21	1,235	1,243,390
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	1,019	1,023,182
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	3,499	3,522,955
Filtration Group Corp., First Lien Term Loan	4.25%	11/20/20	1,460	1,467,388
Second Lien Term Loan	8.25%	11/22/21	249	250,738
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	820	803,518
Milacron LLC, Term Loan (d)	—	09/28/20	1,171	1,178,611
MX Holdings US, Inc., Term Loan B-1	4.25%	08/14/20	936	938,692

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–(continued)

North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	$2,146	$2,089,420
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	1,485	1,485,318
Tank Holding Corp., Term Loan	5.25%	03/16/22	510	511,966
Unifrax Holding Co., Term Loan	4.25%	11/28/18	185	185,173
Virtuoso US LLC, Term Loan	4.75%	02/11/21	967	969,573
				22,931,499

Insurance–0.51%

Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	1,872	1,750,467
Second Lien Term Loan	8.25%	10/16/20	1,270	1,086,137
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21	1,780	1,773,750
				4,610,354

Leisure Goods, Activities & Movies–4.93%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/22	4,381	4,404,334
Term Loan B-3	4.75%	07/30/21	17,123	17,156,422
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	264	266,517
Cinemark USA, Inc., Term Loan (d)	—	05/06/22	580	584,217
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	1,467	1,483,434
CWGS Group, LLC, Term Loan	5.75%	02/20/20	6,147	6,182,858
Dorna Sports, S.L. (Spain), Term Loan B (Acquired 04/28/14; Cost $898,314)	4.11%	04/30/21	898	898,314
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/20	2,650	2,671,310
Revolver Loan(c)	0.00%	02/01/18	974	876,581
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,573	2,524,878
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	751	759,996
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	981	976,378
Regal Cinemas Corp., Term Loan	3.75%	04/01/22	941	946,538
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	2,956	2,868,324
Term Loan B-3	4.00%	05/14/20	2,247	2,248,361
				44,848,462

Lodging & Casinos–4.96%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	3,202	3,205,376
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,484	3,160,340
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,211	3,205,401
ESH Hospitality, Inc., Term Loan (Acquired 06/06/14-07/11/14; Cost $1,835,146)	5.00%	06/24/19	1,832	1,868,330
Harrah’s Operating Co., Inc., Term Loan B-4(f)	1.50%	10/31/16	296	283,827
Term Loan B-6(f)	1.50%	03/01/17	3,769	3,540,690
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	4,638	4,651,423
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	3,178	3,191,422
Scientific Games International, Inc., Incremental Term Loan B-2	6.00%	10/01/21	5,835	5,865,935
Term Loan	6.00%	10/18/20	12,852	12,924,828
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	2,932	2,931,807
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	310	305,555
				45,134,934

Nonferrous Metals & Minerals–1.04%

Arch Coal, Inc., Term Loan	6.25%	05/16/18	5,916	4,188,486
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/22	1,629	1,638,221
Second Lien Term Loan	9.50%	01/30/23	496	503,129

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nonferrous Metals & Minerals–(continued)

EP Minerals, LLC, Term Loan	5.50%	08/20/20	$451	$451,440
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	2,941	2,699,752
				9,481,028

Oil & Gas–7.83%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	2,588	2,001,165
Second Lien Term Loan	8.50%	08/04/21	504	342,072
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	29	24,699
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,126	3,071,714
Citgo Holdings, Inc., Term Loan	9.50%	05/12/18	5,633	5,716,509
CJ Holding Co., Term Loan B-2	7.25%	03/24/22	1,690	1,592,514
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,916	1,911,294
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	9,031	7,783,893
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,494	3,166,086
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,415	1,397,802
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	5,527	4,556,195
Term Loan	3.88%	09/28/18	446	433,428
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,952	3,190,353
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $339,514)	4.50%	05/02/16	340	339,514
HGIM Corp., Term Loan B	5.50%	06/18/20	4,886	4,148,004
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,259	2,148,519
McDermott International, Inc., Term Loan	5.25%	04/16/19	884	873,061
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,526	2,438,035
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $367,305)	7.00%	11/02/15	359	357,859
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/20	1,444	1,284,835
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,278	997,835
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	3,388	3,167,670
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/14; Cost $1,691,605)	5.75%	10/20/21	1,715	1,706,572
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	4,368	2,141,341
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	12,821	10,542,748
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	1,131	1,068,256
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	950	948,722
Targa Resources Corp., Term Loan	5.75%	02/25/22	836	843,946
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	3,038	3,069,077
				71,263,718

Publishing–3.77%

Chesapeake US Holdings Inc., Term Loan A	4.25%	09/30/20	906	905,404
Term Loan B	4.25%	09/30/20	1,948	1,947,793
Term Loan C	4.25%	09/30/20	705	703,320
Cygnus Business Media, Inc., PIK Term Loan (e)(g)	8.75%	12/31/15	1,318	658,995
Getty Images, Inc., Revolver Loan(c)	0.00%	10/18/17	2,879	2,483,189
Term Loan	4.75%	10/18/19	3,514	2,907,277
Harland Clarke Holdings Corp., Term Loan B-2	5.53%	06/30/17	372	372,871
Term Loan B-4	6.00%	08/04/19	792	795,337
Interactive Data Corp., Term Loan	4.75%	05/02/21	3,806	3,823,650
MC Communications, LLC, Term Loan (Acquired 08/16/04; Cost $3,247,515) (h)	0.00%	03/31/16	1,553	93,171
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	1,725	1,692,447
Merrill Communications LLC, Term Loan	7.00%	03/08/18	5,240	5,239,844
Newsday, LLC, Term Loan	3.69%	10/12/16	2,319	2,318,977
ProQuest LLC, Term Loan	5.25%	10/24/21	2,556	2,573,610
Tribune Co., Term Loan	4.00%	12/27/20	7,753	7,772,388
				34,288,273

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–2.89%

Block Communications, Inc., Incremental Term Loan B	4.25%	11/07/21	$641	$644,193
Gray Television, Inc., Term Loan	3.75%	06/13/21	626	628,023
iHeartCommunications, Inc., Term Loan D	6.94%	01/30/19	12,937	12,130,762
Term Loan E	7.69%	07/31/19	9,032	8,601,968
Media General, Inc., Term Loan B	4.25%	07/31/20	2,365	2,378,226
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/21	703	704,590
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	497	458,546
Term Loan	3.50%	02/13/17	715	714,382
				26,260,690

Retailers (except Food & Drug)–9.15%

David’s Bridal, Inc., Asset-Based Revolver Loan(c)	0.00%	10/11/17	1,995	1,815,317
Term Loan	5.00%	10/11/19	1,094	1,056,474
Dollar Tree, Inc., Term Loan B	4.25%	03/09/22	5,992	6,058,721
Eyemart Express, LLC, Term Loan B (d)	—	12/18/21	71	72,159
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21	2,648	2,667,882
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	132	132,916
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	4,470	4,082,489
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	1,811	1,809,457
Jill Holdings LLC, Term Loan	6.00%	05/08/22	1,043	1,047,228
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,301	2,267,041
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	1,072	1,074,709
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	2,994	3,011,757
Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/20	3,681	3,702,812
National Vision, Inc., First Lien Term Loan	4.00%	03/13/21	3,679	3,647,104
Second Lien Term Loan	6.75%	03/13/22	76	74,460
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	1,509	1,416,707
Payless Inc., Second Lien Term Loan	8.50%	03/11/22	1,136	1,047,693
Term Loan	5.00%	03/11/21	3,843	3,741,032
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,062	1,065,439
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22	6,584	6,612,954
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,371	1,367,289
Savers Inc., Term Loan	5.00%	07/09/19	5,299	5,215,197
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	13,271	13,186,114
Staples, Inc., Term Loan (d)	—	01/01/21	5,855	5,868,176
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/19	7,503	7,167,661
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/19	925	920,417
Term Loan A-1	8.25%	10/24/19	1,147	1,141,317
Term Loan B-2	5.25%	05/25/18	123	100,429
Term Loan B-3	5.25%	05/25/18	38	30,812
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,900	1,852,952
				83,254,715

Steel–0.19%

TMS International Corp., Term Loan B	4.50%	10/16/20	1,733	1,728,427

Surface Transport–1.21%

Coyote Logistics, LLC, Term Loan	6.25%	03/26/22	1,264	1,275,495
Kenan Advantage Group, Inc., Term Loan (Acquired 12/20/10; Cost $760,652)	3.75%	06/11/16	762	763,993
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	904	909,078

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Surface Transport–(continued)

PODS Holding, LLC, First Lien Term Loan	5.25%	02/02/22	$1,266	$1,283,315
Second Lien Term Loan	9.25%	02/02/23	745	758,149
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	3,248	3,036,754
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	1,980	1,981,334
Vouvray US Finance LLC, Second Lien Term Loan	8.50%	12/27/21	516	519,008
Term Loan	5.00%	06/27/21	450	453,637
				10,980,763

Telecommunications–9.80%

Avaya Inc., Term Loan B-6	6.50%	03/31/18	6,038	6,046,757
Term Loan B-7	6.25%	05/29/20	10,138	10,118,989
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22	4,788	4,780,356
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	9,270	9,311,054
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,349	6,416,223
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,158	2,180,493
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	2,355	2,358,297
Term Loan B-II	3.50%	05/31/22	9,554	9,539,175
Term Loan B-III	4.00%	08/01/19	4,217	4,221,316
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	80	80,550
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	2,838	2,710,748
NTELOS Inc., Term Loan B	5.75%	11/09/19	5,949	5,562,722
Sabre Industries, Inc., Term Loan	5.75%	02/27/22	237	238,571
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	1,015	976,423
Term Loan	4.00%	04/23/19	4,351	4,191,033
U.S. TelePacific Corp., Term Loan	6.00%	11/25/20	4,052	4,066,228
XO Communications, LLC, Term Loan	4.25%	03/20/21	1,192	1,194,662
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/20	5,494	5,517,881
Zayo Group, LLC, Term Loan	3.75%	05/06/21	9,692	9,694,095
				89,205,573

Utilities–5.14%

Aria Energy Operating LLC, Term Loan (d)	—	05/27/22	922	928,328
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	3,422	3,398,147
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	699	703,801
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16	1,367	1,374,461
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/17/21	6,458	6,546,758
First Lien Term Loan C	5.00%	12/17/21	284	287,610
Second Lien Term Loan B	8.25%	12/17/22	1,457	1,495,757
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21	1,027	1,041,622
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan(c)(f)	0.00%	05/05/16	17,778	17,744,889
Term Loan(f)	4.67%	10/10/17	6,830	4,165,340
TPF II Power, LLC, Term Loan	5.50%	10/02/21	8,113	8,241,056
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	880	879,628
				46,807,397
Total Variable Rate Senior Loan Interests				1,210,881,405

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–8.14%

Aerospace & Defense–0.23%

LMI Aerospace, Inc.	7.38%	07/15/19	$2,089	$2,091,611

Business Equipment & Services–0.27%

ADT Corp.	6.25%	10/15/21	1,428	1,542,240
First Data Corp. (i)	6.75%	11/01/20	851	907,379
				2,449,619

Cable & Satellite Television–0.72%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/23	490	508,988
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/22	237	256,251
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/21	5,276	5,757,217
				6,522,456

Chemicals & Plastics–1.00%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,958	8,487,705
Ineos Holdings Ltd. (i)	6.13%	08/15/18	572	589,875
				9,077,580

Containers & Glass Products–0.47%

Ardagh Glass Finance PLC (i)	6.25%	01/31/19	921	945,176
Ardagh Glass Finance PLC (i)	7.00%	11/15/20	192	198,720
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,061	2,161,474
Reynolds Group Holdings Inc.	9.88%	08/15/19	946	1,007,490
				4,312,860

Electronics & Electrical–0.39%

Blackboard Inc. (i)	7.75%	11/15/19	2,486	2,411,420
Blue Coat Holdings, Inc. (i)	8.38%	06/01/23	1,089	1,105,335
				3,516,755

Food Products–0.02%

Chiquita Brands LLC	7.88%	02/01/21	219	238,163

Forest Products–0.23%

Verso Paper Holdings LLC	11.75%	01/15/19	2,868	2,100,810

Health Care–1.14%

Biomet, Inc.	6.50%	08/01/20	704	748,000
Community Health Systems, Inc.	6.88%	02/01/22	548	588,415
DJO Finance LLC (i)	8.13%	06/15/21	4,143	4,288,005
DJO Finance LLC (i)	10.75%	04/15/20	2,773	2,897,785
Kinetic Concepts, Inc.	10.50%	11/01/18	1,728	1,866,240
				10,388,445

Lodging & Casinos–0.06%

ESH Hospitality, Inc. (i)	5.25%	05/01/25	543	548,430

Nonferrous Metals & Minerals–0.25%

TiZir Ltd. (United Kingdom) (i)	9.00%	09/28/17	2,600	2,249,000

Oil & Gas–0.63%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/17	3,862	3,446,835
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/20	2,587	2,189,249
Seventy Seven Operating LLC	6.50%	07/15/22	111	71,595
				5,707,679

Publishing–0.40%

Merrill Communications LLC (e)(i)	10.00%	03/08/23	3,658	3,648,378

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–0.09%

Sinclair Television Group, Inc.	6.38%	11/01/21	$777	$825,562

Retailers (except Food & Drug)–0.61%

Claire’s Stores Inc. (i)	6.13%	03/15/20	1,173	977,989
Claire’s Stores Inc. (i)	9.00%	03/15/19	1,627	1,458,199
Guitar Center, Inc. (i)	6.50%	04/15/19	3,418	3,114,652
Targus Group International, Inc. (Acquired 12/16/09-12/14/14; Cost $2,596,549) (i)	10.00%	06/14/19	1,090	7,194
				5,558,034

Telecommunications–1.33%

Avaya Inc. (i)	7.00%	04/01/19	1,515	1,511,013
Goodman Networks Inc.	12.13%	07/01/18	5,089	4,554,655
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/20	219	234,032
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/21	699	735,159
Windstream Corp.	6.38%	08/01/23	22	18,645
Windstream Corp.	7.50%	06/01/22	2,565	2,353,388
Zayo Group, LLC (i)	6.38%	05/15/25	2,714	2,734,355
				12,141,247

Utilities–0.30%

Calpine Corp. (i)	6.00%	01/15/22	478	512,655
Calpine Corp. (i)	7.88%	01/15/23	1	554
NRG Energy Inc.	6.25%	07/15/22	891	937,777
NRG Energy Inc.	6.63%	03/15/23	1,191	1,256,505
				2,707,491
Total Bonds & Notes				74,084,120

Structured Products–7.04%

Apidos CDO III Ltd. (i)(j)	4.52%	06/12/20	500	492,500
Apidos Cinco CDO (i)(j)	4.53%	05/14/20	772	770,798
Apidos CLO IX - R (i)(j)	6.37%	07/15/23	2,117	2,121,397
Apidos CLO X (i)(j)	6.53%	10/30/22	2,846	2,852,916
Apidos CLO XI (i)(j)	5.51%	01/17/23	3,968	3,843,734
Apidos CLO XV (i)(j)	5.01%	10/20/25	1,500	1,406,461
Apidos Quattro CDO (i)(j)	3.88%	01/20/19	693	688,679
Atrium X LLC (i)(j)	4.75%	07/16/25	3,196	2,967,122
Babson CLO Ltd. 2007-I (i)(j)	3.53%	01/18/21	773	755,735
Babson CLO Ltd. 2013-II (i)(j)	4.78%	01/18/25	2,631	2,413,721
Carlyle Global Market Strategies 2012-3 (i)(j)	5.78%	10/14/24	693	689,638
Dryden Senior Loan Fund 2013-30 (i)(j)	5.27%	11/14/25	1,053	997,106
Dryden XI-Leveraged Loan CDO 2006 (i)(j)	4.18%	04/12/20	427	424,297
Duane Street CLO 2007-4 (i)(j)	4.53%	11/14/21	364	362,598
Flagship CLO VI (i)(j)	5.01%	06/10/21	755	755,181
Flagship CLO VI (i)(j)	5.01%	06/10/21	2,565	2,563,969
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.88%	04/24/21	1,009	978,924
Highbridge Loan Management 6-2015, Ltd. (i)(j)	5.72%	05/05/27	500	465,344
ING Investment Management CLO 2012-4, Ltd. (i)(j)	6.03%	10/15/23	3,875	3,858,527
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.25%	04/15/24	2,200	2,099,084
ING Investment Management CLO 2013-3, Ltd. (i)(j)	4.76%	01/18/26	1,767	1,627,852
ING Investment Management CLO III, Ltd. (i)(j)	3.78%	12/13/20	3,038	2,980,479
ING Investment Management CLO IV, Ltd. (i)(j)	4.53%	06/14/22	437	430,763
Keuka Park CLO 2013-1 (i)(j)	4.76%	10/21/24	365	337,186
KKR Financial CLO 2012-1, Ltd. (i)(j)	5.77%	12/15/24	4,025	3,918,201
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.00%	07/15/25	2,115	1,940,293
Madison Park Funding II, Ltd. (i)(j)	5.02%	03/25/20	500	506,094
Madison Park Funding IX, Ltd. (i)(j)	5.52%	08/15/22	404	402,901
Madison Park Funding X, Ltd. (i)(j)	5.53%	01/20/25	1,103	1,103,557
Madison Park Funding XIV, Ltd. (i)(j)	5.03%	07/20/26	650	611,476
Madison Park Funding XIV, Ltd. (i)(j)	5.68%	07/20/26	950	826,617

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Marine Park CLO 2012-1 (i)(j)	6.03%	05/18/23	$1,298	$1,302,999
NewStar Commercial Loan Funding 2015-1 (i)(j)	5.77%	01/20/27	1,000	1,009,973
Northwoods Capital Ltd. 2013-10A (i)(j)	3.88%	11/04/25	619	590,156
Octagon Investment Partners XIV Ltd. (i)(j)	5.50%	01/15/24	1,043	1,002,402
Octagon Investment Partners XVIII Ltd. (i)(j)	5.53%	12/16/24	2,631	2,538,370
Octagon Investment Partners XXI Ltd. (i)(j)	6.85%	10/25/26	500	508,640
Pacifica CDO VI, Ltd. (i)(j)	4.02%	08/15/21	1,247	1,194,279
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.23%	07/25/26	930	867,085
Sierra CLO II Ltd. (i)(j)	3.78%	01/22/21	1,829	1,803,899
Silverado CLO 2006-II Ltd. (i)(j)	4.03%	10/16/20	2,210	2,118,334
Slater Mill Loan Fund, L.P. (i)(j)	5.78%	08/17/22	2,085	2,073,126
St. James River CLO Ltd. 2007-1 (i)(j)	4.57%	06/11/21	263	259,642
Symphony CLO VIII, Ltd. (i)(j)	6.25%	01/09/23	2,588	2,613,960
Total Structured Products				64,076,015

			Shares

Common Stocks & Other Equity Interests–2.79%(k)

Aerospace & Defense–0.02%

IAP Worldwide Services (i)(l)			289	216,980

Building & Development–1.46%

Axia Inc. (Acquired 05/30/08; Cost $2,673,763) (g)(i)(l)			595	3,909,261
Building Materials Holding Corp. (i)(l)			923,526	6,695,563
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,937,680) (i)(l)			780	0
Class B (Acquired 07/15/10; Cost $93,970) (i)(l)			9	0
Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			39	0
Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			54	0
Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			60	0
Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			67	0
Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			76	0
Newhall Holding Co., LLC, Class A (i)(l)			346,692	1,040,076
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(l)			24,000	0
WCI Communities, Inc. (l)			69,585	1,617,856
				13,262,756

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A			383	38,721

Conglomerates–0.04%

Euramax International, Inc. (i)(l)			4,207	315,533

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(l)			5,562	0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(l)			8,918	0
				0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/10; Cost $0) (i)(l)			1,482	14,816
RJO Holdings Corp., Class A (i)(l)			1,142	571
RJO Holdings Corp., Class B (i)(l)			1,667	833
				16,220

Home Furnishings–0.10%

Quality Home Brands Holdings LLC (i)(l)			4,863	923,970

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Lodging & Casinos–0.50%

Twin River Management Group, Inc. (i)(l)	134,134	$4,520,316

Publishing–0.67%

Affiliated Media, Inc. (i)(l)	46,746	1,402,369
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (g)(i)(l)	5,882	0
F&W Publications, Inc. (i)(l)	15,519	1,319,098
MC Communications, LLC (Acquired 07/02/09; Cost $0) (i)(l)	333,084	0
Merrill Communications LLC, Class A (i)	399,283	2,455,590
Tribune Co., Class A	16,474	873,122
Tribune Publishing Co.	4,118	61,440
		6,111,619

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(l)	27,462	0

Telecommunications–0.00%

CTM Media Holdings Inc.	127	31,623
Total Common Stocks & Other Equity Interests		25,437,738

Preferred Stocks–0.02%(k)

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $101,952) (i)(l)	432	83,376

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (i)(l)	324	21,089

Utilities–0.01%

Genie Energy Ltd.	7,632	54,493
Total Preferred Stocks		158,958

Money Market Funds–1.81%

Liquid Assets Portfolio, Institutional Class (m)	8,222,490	8,222,490
Premier Portfolio, Institutional Class (m)	8,222,490	8,222,490
Total Money Market Funds		16,444,980
TOTAL INVESTMENTS(n)–152.85% (Cost $1,413,421,410)		1,391,083,216
BORROWINGS–(31.53)%		(287,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.74)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(7.58)%		(68,976,927)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$910,106,289

Investment Abbreviations:

CDO	—Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

DIP	—Debtor-in-Possession

LOC	—Letter of Credit

PIK	—Payment-in-Kind

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(d)	This floating rate interest will settle after May 31, 2015, at which time the interest rate will be determined.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Merrill Communications LLC	—	10.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2015 was $4,568,256, which represented less than 1% of the Trust’s Net Assets. See Note 3.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at May 31, 2015 represented less than 1% of the Trust’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $130,229,301, which represented 14.31% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	The money market fund and the Trust are affiliated by having the same investment adviser.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with

Invesco Senior Income Trust

F.	Bank Loan Risk – (continued)

which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

G.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Senior Income Trust

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2015, there were transfers from level 3 to level 2 of $35,129,993 due to third-party vendor quotations utilizing more than one market quote and from level 2 to level 3 of $8,965,351 due to third-party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,133,130,382	$77,751,023	$1,210,881,405
Bonds & Notes	—	74,076,926	7,194	74,084,120
Structured Products	—	64,076,015	—	64,076,015
Equity Securities	19,122,235	14,711,546	8,207,895	42,041,676
Total Investments	$19,122,235	$1,285,994,869	$85,966,112	$1,391,083,216

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2015:

	Value 02/28/15	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/15
Variable Rate Senior Loan Interests	$88,682,153	$20,670,718	$(10,496,806)	$49,052	$106,590	$1,571,113	$8,649,818	$(31,481,615)	$77,751,023
Bonds & Notes	3,617,619	89,207	—	22,763	—	(74,017)	—	(3,648,378)	7,194
Equity Securities	7,303,150	73,288	(159,321)	—	(2,128,653)	2,803,898	315,533	—	8,207,895
Total	$99,602,922	$20,833,213	$(10,656,127)	$71,815	$(2,022,063)	$4,300,994	$8,965,351	$(35,129,993)	$85,966,112

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a trust holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 05/31/15	Dividend /Interest Income
Axia Inc., Common Shares	$3,444,794	$—	$—	$464,467	$—	$3,909,261	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	39,923	28,939	(41,728)	631,919	(58)	658,995	29,715
Total	$3,484,717	$28,939	$(41,728)	$1,096,386	$(58)	$4,568,256	$29,715

Invesco Senior Income Trust

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of May 31, 2015. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Asset-Based Revolver Loan	$1,994,854	$1,815,317
Delta Air Lines, Inc.	Revolver Loan	7,315,565	7,218,012
Delta Air Lines, Inc.	Revolver Loan	1,075,818	1,047,132
Equinox Holdings Inc.	Revolver Loan	973,979	876,581
Getty Images, Inc.	Revolver Loan	2,879,059	2,483,189
H.J. Heinz Co.	Revolver Loan	7,110,239	7,063,880
Hearthside Group Holdings, LLC	Revolver Loan	1,374,404	1,369,724
IAP Worldwide Services	Revolver Loan	1,254,805	1,201,476
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	10,557
Post Holdings Inc.	Revolver Loan	2,057,149	2,048,612
Realogy Corp.	Revolver Loan	2,886,336	2,785,315
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,744,889
Trans Union LLC	Revolver Loan	529,488	524,423
		$47,245,716	$46,189,107

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $211,128,498 and $173,610,936, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,727,617
Aggregate unrealized (depreciation) of investment securities	(57,919,570)
Net unrealized appreciation (depreciation) of investment securities	$(25,191,953)
Cost of investments for tax purposes is $1,416,275,169.

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the three months ended May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,879,059	$2,483,189
Citibank, N.A.	20,664,114	20,530,204
Goldman Sachs Lending Partners LLC	11,162,242	10,927,809
Total	$34,705,415	$33,941,202

Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Senior Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.